Net Income (Loss) Per Share - Narrative (Details) - $ / shares		1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 07, 2021	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Feb. 11, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options outstanding (in shares)			0	482,000
Options, exercise price (usd per share)				$ 9.99
Exercise price (usd per shares)	$ 11.50			$ 11.50
Debt conversion, converted instrument, shares issued (in shares)	17,391,304			17,391,304
Debt instrument, convertible, conversion price (in usd per shares)	$ 11.50			$ 11.50
Antidilutive shares (in shares)			0
Written put options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrant (in shares)				9,952,803
Exercise price (usd per shares)				$ 10.15
Written put options | Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock repurchased (in shares)		9,952,803
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding (in shares)				403,300
Performance Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding (in shares)				150,000
Private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrant (in shares)				366,533
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of securities called by warrant (in shares)				11,959,939	1
Exercise price (usd per shares)					$ 11.50